UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 ABSOLUTE ALPHA FUND
(Class A: AAFAX)
(Class I: AAFIX)

361 LONG/SHORT EQUITY FUND
(CLASS A: ALSQX)
(CLASS I: ALSZX)

361 MANAGED FUTURES STRATEGY FUND
(CLASS A: AMFQX)
(CLASS I: AMFZX)

SEMI-ANNUAL REPORT
April 30, 2013

361 Funds
a series of Investment Managers Series Trust

Table of Contents

361 Absolute Alpha Fund
Schedule of Investments	1
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	13
Financial Highlights	14
361 Long/Short Equity
Schedule of Investments	16
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Statement of Cash Flows	27
Financial Highlights	28
361 Managed Futures Fund
Schedule of Investments	30
Statement of Assets and Liabilities	32
Statement of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	35

Notes to Financial Statements	37
Expense Example	47

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361funds.com

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 50.2%
	BASIC MATERIALS – 2.2%
150	Air Products & Chemicals, Inc.	$13,044
135	Airgas, Inc.1	13,048
428	Albemarle Corp.	26,215
454	American Vanguard Corp.	13,093
283	Clearwater Paper Corp.*	13,024
1,004	Globe Specialty Metals, Inc.	13,112
260	Innophos Holdings, Inc.	13,341
278	International Paper Co.	13,061
1,072	Olin Corp.	25,910
405	Reliance Steel & Aluminum Co.	26,353
		170,201

	COMMUNICATIONS – 5.0%
1,242	ADTRAN, Inc.	26,082
51	Amazon.com, Inc.*	12,944
415	AMC Networks, Inc. - Class A*	26,149
347	AT&T, Inc.	12,999
885	Blucora, Inc.*	13,071
398	Blue Nile, Inc.*	12,987
620	Cisco Systems, Inc.	12,970
315	Comcast Corp. - Class A	13,009
469	Dealertrack Technologies, Inc.*	13,062
248	eBay, Inc.*1	12,993
123	Equinix, Inc.*	26,334
233	Expedia, Inc.	13,011
798	Ixia*	13,143
560	Lamar Advertising Co. - Class A*	26,219
395	Liquidity Services, Inc.*	12,996
786	NIC, Inc.	13,236
235	OpenTable, Inc.*	13,017
2,498	Polycom, Inc.*	26,229
18	priceline.com, Inc.*	12,528
196	Scripps Networks Interactive, Inc. - Class A	13,050
266	Sourcefire, Inc.*	12,704
283	VeriSign, Inc.*	13,038
203	Viacom, Inc. - Class B	12,990
269	ViaSat, Inc.*	13,038
29	Washington Post Co. - Class B	12,857
		390,656

	CONSUMER, CYCLICAL – 7.7%
672	Brinker International, Inc.	26,141
777	Brown Shoe Co., Inc.	13,139
299	Cash America International, Inc.	13,045
291	Cintas Corp.	13,057

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
157	Cracker Barrel Old Country Store, Inc.	$12,990
225	CVS Caremark Corp.	13,091
275	Dollar Tree, Inc.*	13,079
768	Ezcorp, Inc. - Class A*	12,979
173	Genuine Parts Co.	13,205
238	Hibbett Sports, Inc.*	13,054
937	Hot Topic, Inc.	13,071
494	HSN, Inc.	25,975
690	Interval Leisure Group, Inc.	13,151
363	Jack in the Box, Inc.*	13,014
276	Kohl's Corp.	12,989
723	La-Z-Boy, Inc.	13,057
340	Lowe's Cos., Inc.	13,063
304	Marriott International, Inc. - Class A	13,090
391	Men's Wearhouse, Inc.	13,099
235	Mohawk Industries, Inc.*	26,057
332	MSC Industrial Direct Co. - Class A	26,162
535	Multimedia Games Holding Co., Inc.*	13,193
148	Panera Bread Co. - Class A*	26,230
302	Polaris Industries, Inc.	26,029
922	SkyWest, Inc.	13,194
1,043	Sonic Corp.*	13,069
478	Stage Stores, Inc.	13,236
996	Staples, Inc.	13,187
289	Toro Co.	13,008
244	Tractor Supply Co.	26,150
460	Under Armour, Inc. - Class A*	26,257
143	UniFirst Corp.	13,020
401	United Stationers, Inc.	13,020
265	Vitamin Shoppe, Inc.*	13,025
167	Wal-Mart Stores, Inc.	12,979
1,030	WMS Industries, Inc.*	26,141
217	Wyndham Worldwide Corp.	13,037
		601,283

	CONSUMER, NON-CYCLICAL – 12.5%
354	Air Methods Corp.	12,953
114	Allergan, Inc.	12,945
1,305	Amedisys, Inc.*	13,102
707	American Greetings Corp. - Class A	13,037
390	American Public Education, Inc.*	13,077
389	Amsurg Corp.*	13,055
279	Arbitron, Inc.	13,027
138	Becton, Dickinson and Co.	13,013

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
219	Bio-Rad Laboratories, Inc. - Class A*	$26,225
788	Blyth, Inc.	12,986
329	Bristol-Myers Squibb Co.	13,068
185	Brown-Forman Corp. - Class B	13,042
132	C.R. Bard, Inc.	13,116
281	Campbell Soup Co.	13,041
283	Centene Corp.*1	13,075
600	Charles River Laboratories International, Inc.*	26,094
150	Clorox Co.	12,938
309	Coca-Cola Co.	13,080
356	Coca-Cola Enterprises, Inc.	13,040
109	Colgate-Palmolive Co.	13,016
416	CONMED Corp.	13,033
350	Covance, Inc.*	26,096
204	Covidien PLC	13,023
298	Cyberonics, Inc.*	12,939
687	Deluxe Corp.	26,202
235	Eli Lilly & Co.	13,014
257	Gilead Sciences, Inc.*	13,014
469	H&R Block, Inc.	13,010
180	H.J. Heinz Co.	13,036
625	Harris Teeter Supermarkets, Inc.	26,119
580	Healthcare Services Group, Inc.	12,928
396	Heartland Payment Systems, Inc.	13,024
289	Henry Schein, Inc.*	26,126
316	Hormel Foods Corp.	13,041
177	Humana, Inc.	13,117
216	ICU Medical, Inc.*	13,014
295	IDEXX Laboratories, Inc.*	25,948
363	Ingredion, Inc.	26,140
26	Intuitive Surgical, Inc.*	12,800
126	JM Smucker Co.	13,007
201	Kellogg Co.	13,073
126	Kimberly-Clark Corp.	13,002
140	Laboratory Corp. of America Holdings*	13,070
255	Magellan Health Services, Inc.*	13,046
164	MAXIMUS, Inc.	13,069
181	McCormick & Co., Inc.	13,021
159	Mead Johnson Nutrition Co.	12,893
280	Medtronic, Inc.	13,070
392	Molina Healthcare, Inc.*	13,014
109	Perrigo Co.	13,016
446	Pfizer, Inc.	12,965
1,022	PharMerica Corp.*	13,174

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
170	Procter & Gamble Co.	$13,051
231	Quest Diagnostics, Inc.	13,012
577	Safeway, Inc.	12,994
919	SEI Investments Co.	26,339
555	Strayer Education, Inc.	26,285
200	Stryker Corp.	13,116
1,091	Symmetry Medical, Inc.*	13,005
558	Total System Services, Inc.	13,180
204	TreeHouse Foods, Inc.*	12,997
322	Tupperware Brands Corp.	25,857
204	West Pharmaceutical Services, Inc.	13,027
880	Western Union Co.	13,033
		977,870

	ENERGY – 2.9%
662	C&J Energy Services, Inc.*	13,101
539	Carrizo Oil & Gas, Inc.*	13,055
155	Geospace Technologies Corp.*	13,077
224	Helmerich & Payne, Inc.	13,131
2,027	Northern Oil and Gas, Inc.*	26,128
302	PDC Energy, Inc.*	13,077
582	Plains Exploration & Production Co.*	26,306
454	QEP Resources, Inc.	13,034
179	Range Resources Corp.	13,160
608	Rosetta Resources, Inc.*	26,089
873	SunCoke Energy, Inc.*	13,209
1,010	Swift Energy Co.*	13,069
622	Unit Corp.*	26,143
		222,579

	FINANCIAL – 1.7%
246	Coinstar, Inc.*	12,991
457	Encore Capital Group, Inc.*	13,020
348	Geo Group, Inc. - REIT	13,033
189	Mid-America Apartment Communities, Inc. - REIT	12,990
106	Portfolio Recovery Associates, Inc.*	13,012
163	PS Business Parks, Inc. - REIT	13,007
443	Rayonier, Inc. - REIT	26,323
180	T. Rowe Price Group, Inc.	13,050
352	Tanger Factory Outlet Centers - REIT	13,066
		130,492

	INDUSTRIAL – 11.2%
125	3M Co.	13,089
904	AECOM Technology Corp.*	26,279

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
618	Aegion Corp.*	$13,015
316	Agilent Technologies, Inc.1	13,095
515	Apogee Enterprises, Inc.	13,122
308	Applied Industrial Technologies, Inc.	13,013
348	Atlas Air Worldwide Holdings, Inc.*	13,015
309	AZZ, Inc.	13,068
296	Ball Corp.	13,060
468	Barnes Group, Inc.	12,996
334	Bemis Co., Inc.	13,143
580	Briggs & Stratton Corp.	13,044
206	Bristow Group, Inc.	13,019
405	Carlisle Cos., Inc.	26,272
333	Cognex Corp.	13,220
213	Danaher Corp.	12,980
189	Dover Corp.	13,037
271	Energizer Holdings, Inc.	26,176
264	EnPro Industries, Inc.*	13,010
364	Expeditors International of Washington, Inc.	13,079
343	FARO Technologies, Inc.*	13,305
139	FedEx Corp.1	13,067
537	FLIR Systems, Inc.	13,055
83	Flowserve Corp.	13,124
406	Franklin Electric Co., Inc.	13,142
1,207	Harsco Corp.	26,349
268	Haynes International, Inc.	13,028
177	Honeywell International, Inc.	13,017
358	Hub Group, Inc. - Class A*	13,121
844	II-VI, Inc.*	13,057
548	Kaydon Corp.	13,064
837	Knight Transportation, Inc.	13,074
298	Koppers Holdings, Inc.	13,085
161	L-3 Communications Holdings, Inc.	13,081
406	Leggett & Platt, Inc.	13,089
169	Lindsay Corp.	12,983
125	Mettler-Toledo International, Inc.*	26,120
546	Mine Safety Appliances Co.	26,208
477	Molex, Inc.	13,151
429	Movado Group, Inc.	12,973
253	Mueller Industries, Inc.	13,100
961	National Instruments Corp.	26,264
148	Parker Hannifin Corp.	13,108
154	Rockwell Automation, Inc.1	13,056
109	Roper Industries, Inc.	13,042
225	Ryder System, Inc.	13,066

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
548	Silgan Holdings, Inc.	$26,233
752	Sonoco Products Co.	26,350
120	Stericycle, Inc.*	12,998
498	Tetra Tech, Inc.*	13,092
500	Timken Co.	26,285
143	United Technologies Corp.	13,055
280	Watts Water Technologies, Inc. - Class A	13,177
1,141	Werner Enterprises, Inc.	26,197
728	Woodward, Inc.	26,201
		877,049

	TECHNOLOGY – 6.2%
291	Adobe Systems, Inc.*	13,118
408	Altera Corp.	13,060
297	Analog Devices, Inc.	13,065
599	ATMI, Inc.*	13,028
447	Blackbaud, Inc.	13,102
211	Citrix Systems, Inc.*1	13,118
202	Cognizant Technology Solutions Corp. - Class A*	13,090
250	Computer Programs & Systems, Inc.	13,115
2,604	Cypress Semiconductor Corp.	26,274
583	EMC Corp.*	13,077
2,035	Fairchild Semiconductor International, Inc.*1	26,251
637	Hewlett-Packard Co.	13,122
64	International Business Machines Corp.	12,963
219	Intuit, Inc.	13,061
240	KLA-Tencor Corp.1	13,020
360	Linear Technology Corp.	13,140
1,028	LivePerson, Inc.*	13,179
186	Manhattan Associates, Inc.*	13,059
147	MicroStrategy, Inc. - Class A*	13,258
563	Monotype Imaging Holdings, Inc.	13,056
376	NetApp, Inc.*1	13,119
398	Oracle Corp.	13,046
317	Power Integrations, Inc.	13,127
211	QUALCOMM, Inc.	13,002
730	Quality Systems, Inc.	13,045
272	Red Hat, Inc.*	13,037
318	Salesforce.com, Inc.*	13,073
250	SanDisk Corp.*	13,110
817	Semtech Corp.*	26,201
659	Silicon Laboratories, Inc.*	26,169
377	SYNNEX Corp.*	13,044
257	Teradata Corp.*	13,125

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
437	Ultratech, Inc.*1	$12,878
		484,132

	UTILITIES – 0.8%
236	American States Water Co.	13,093
830	Aqua America, Inc.	26,336
179	DTE Energy Co.	13,046
382	Piedmont Natural Gas Co., Inc.	13,152
		65,627

	TOTAL COMMON STOCKS (Cost $3,930,878)	3,919,889

	EXCHANGE-TRADED FUNDS – 4.9%
2,000	iShares iBoxx $High Yield Corporate Bond Fund	191,700
4,700	SPDR Barclays High Yield Bond ETF	196,225

	TOTAL EXCHANGE-TRADED FUNDS (Cost $388,009)	387,925

	SHORT-TERM INVESTMENTS – 46.9%
3,662,480	Fidelity Institutional Money Market Fund, 0.11%2	3,662,480

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,662,480)	3,662,480

	TOTAL INVESTMENTS – 102.0% (Cost $7,981,367)	7,970,294
	Liabilities in Excess of Other Assets – (2.0)%	(159,188)

	TOTAL NET ASSETS – 100.0%	$7,811,106

	SECURITIES SOLD SHORT – (50.3)%
	EXCHANGE-TRADED FUNDS – (50.3)%
(13,897)	iShares Russell 2000 Index Fund	(1,308,264)
(8,192)	SPDR S&P 500 ETF Trust	(1,308,099)
(6,216)	SPDR S&P MidCap 400 ETF Trust	(1,311,389)

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,689,372)	$(3,927,752)

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Cash of $4,208,423 and all or a portion of each long security is segregated as collateral for securities sold short and futures contracts. The aggregate value of segregated securities is $156,720.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	12.5%
Industrial	11.2%
Consumer, Cyclical	7.7%
Technology	6.2%
Communications	5.0%
Energy	2.9%
Basic Materials	2.2%
Financial	1.7%
Utilities	0.8%
Total Common Stocks	50.2%
Short-Term Investments	46.9%
Exchange-Traded Funds	4.9%
Total Investments	102.0%
Liabilities in Excess of Other Assets	(2.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $7,981,367)	$7,970,294
Cash	11,385
Cash deposited with brokers for securities sold short and futures contracts	4,208,423
Receivables:
Investment securities sold	5,419,276
Dividends and interest	11,444
Advisor	11,462
Prepaid expenses	11,161
Total assets	17,643,445

Liabilities:
Securities sold short, at value (proceeds $3,689,372)	3,927,752
Payables:
Investment securities purchased	5,799,386
Variation margin	8,013
Distribution fees - Class A (Note 7)	1,901
Shareholder Servicing fees (Note 8)	1,806
Fund accounting fees	25,456
Transfer agent fees and expenses	20,653
Custody fees	20,113
Administration fees	3,715
Trustees' fees and expenses	2,441
Chief Compliance Officer fees	652
Accrued other expenses	20,451
Total liabilities	9,832,339

Net Assets	$7,811,106

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$8,347,867
Accumulated net investment loss	(130,452)
Accumulated net realized loss on investments, foreign currency transactions,
futures contracts and securities sold short	(149,353)
Net unrealized depreciation on:
Investments	(11,073)
Futures contracts	(7,503)
Securities sold short	(238,380)
Net Assets	$7,811,106

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$593,938
Shares of beneficial interest issued and outstanding	66,758
Redemption price*	8.90
Maximum sales charge (5.75% of offering price)**	0.54
Maximum offering price to public	$9.44

Class I Shares:
Net assets applicable to shares outstanding	$7,217,169
Shares of beneficial interest issued and outstanding	825,120
Redemption price	$8.75

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,510)	$39,039
Interest	1,089
Total investment income	40,128

Expenses:
Dividends on securities sold short	68,466
Advisory fees	50,067
Fund accounting fees	38,090
Transfer agent fees and expenses	26,600
Interest expense	25,200
Custody fees	23,368
Administration fees	20,165
Registration fees	17,685
Auditing fees	7,661
Shareholder reporting fees	6,804
Legal fees	6,179
Miscellaneous	3,635
Trustees' fees and expenses	3,469
Chief Compliance Officer fees	3,148
Shareholder Servicing fees (Note 8)	2,005
Insurance fees	1,461
Distribution fees - Class A (Note 7)	778

Total expenses	304,781
Advisory fees waived	(50,067)
Other expenses absorbed	(84,134)
Net expenses	170,580
Net investment loss	(130,452)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts
and Securities Sold Short:
Net realized gain (loss) on:
Investments	829,079
Foreign currency transactions	(456)
Futures contracts	(86,660)
Securities sold short	(638,944)
Net realized gain	103,019
Net change in unrealized appreciation/depreciation on:
Investments	48,808
Foreign currency translations	235
Futures contracts	27,914
Securities sold short	(344,786)
Net change in unrealized appreciation/depreciation	(267,829)
Net realized and unrealized loss on investments, foreign currency,
futures contracts and securities sold short	(164,810)

Net Decrease in Net Assets from Operations	$(295,262)

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Increase in Net Assets from:
Operations:
Net investment loss	$(130,452)	$(779,097)
Net realized gain on investments, foreign currency transactions,
futures contracts and securities sold short	103,019	725,474
Net change in unrealized appreciation/depreciation on investments,
foreign currency translations, futures contracts and securities sold short	(267,829)	(686,032)
Net decrease in net assets resulting from operations	(295,262)	(739,655)

Distributions to Shareholders:
From net realized gain:
Class A	(16,828)	-
Class I	(210,045)	-
Total distributions	(226,873)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	91,010	360,804
Class I	531,098	4,348,188
Reinvestment of Distributions
Class A	11,592	-
Class I	210,045	-
Cost of shares redeemed:
Class A1	(218,433)	(3,535,947)
Class I2	(2,080,292)	(19,829,304)
Net decrease in net assets from capital transactions	(1,454,980)	(18,656,259)

Total decrease in net assets	(1,977,115)	(19,395,914)

Net Assets:
Beginning of period	9,788,221	29,184,135
End of period	$7,811,106	$9,788,221

Accumulated net investment income (loss)	$(130,452)	$-

Capital Share Transactions:
Shares sold:
Class A	9,966	35,998
Class I	59,411	448,847
Shares reinvested:
Class A	1,274	-
Class I	23,495	-
Shares redeemed:
Class A	(23,641)	(355,996)
Class I	(226,094)	(2,063,728)
Net decrease in capital share transactions	(155,589)	(1,934,879)

*	Commencement of operations.
1	Net of redemption fee proceeds of $1 and $1,421, respectively.
2	Net of redemption fee proceeds of $983 and $5,971, respectively.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2013 (Unaudited)

Decrease in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(295,262)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(24,990,216)
Proceeds from sale of investment securities	30,630,550
Proceeds from short sale	9,405,612
Closed short transactions	(14,885,933)
Purchase of short-term investment, net	(3,243,531)
Decrease in deposits with brokers for securities sold short and futures contracts	4,758,725
Decrease in receivables for securities sold	3,352,146
Decrease in dividends and interest receivables	11,469
Increase in other assets	(4,525)
Decrease in payables for securities purchased	(2,969,627)
Decrease in dividends on securities sold short payable	(187)
Decrease in variation margin payable	(27,268)
Increase in accrued expenses	23,579
Net realized gain on investments	(190,135)
Net change in unrealized appreciation/depreciation on securities	295,978
Net cash used for operating activities	1,871,375
Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	622,108
Redemption of shares, net of redemption fees	(2,508,203)
Dividends paid to shareholders, net of reinvestments	(5,236)
Net cash provided by financing activities	(1,891,331)

Net Decrease in Cash	(19,956)

Cash:
Beginning balance	31,341
Ending balance	$11,385

Non cash financing activities not included herein consist of $221,637 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the Period December 31, 2010* to October 31, 2011
Net asset value, beginning of period	$9.50		$9.97		$10.00
Income from Investment Operations:
Net investment loss1	(0.16)		(0.34)		(0.24)
Net realized and unrealized gain (loss) on investments	(0.18)		(0.13)		0.01
Total from investment operations	(0.34)		(0.47)		(0.23)

Less Distributions:
From net realized gain	(0.26)		-		-

Redemption fee proceeds	-		-	2	0.20

Net asset value, end of period	$8.90		$9.50		$9.97

Total return3	(3.63)%	4	(4.71)%		(0.30)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$594		$752		$3,979

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.84%	5	6.22%		4.77%	5
After fees waived and expenses absorbed	4.49%	5	5.31%		3.94%	5
Ratio of expenses to average net assets (excluding interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived and expenses absorbed	5.50%	5	3.40%		3.33%	5
After fees waived and expenses absorbed	2.15%	5	2.49%		2.50%	5

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.84)%	5	(4.36)%		(3.73)%	5
After fees waived and expenses absorbed	(3.49)%	5	(3.45)%		(2.90)%	5
Ratio of net investment loss to average net assets (excluding interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived and expenses absorbed	(4.50)%	5	(1.54)%		(2.29)%	5
After fees waived and expenses absorbed	(1.15)%	5	(0.63)%		(1.46)%	5

Portfolio turnover rate	372%	4	241%		150%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the Period December 31, 2010* to October 31, 2011
Net asset value, beginning of period	$9.33		$9.76		$10.00
Income from Investment Operations:
Net investment loss1	(0.14)		(0.31)		(0.22)
Net realized and unrealized loss on investments	(0.18)		(0.12)		(0.02)
Total from investment operations	(0.32)		(0.43)		(0.24)

Less Distributions:
From net realized gain	(0.26)		-		-

Redemption fee proceeds	-		-	2	-	2

Net asset value, end of period	$8.75		$9.33		$9.76

Total return	(3.48)%	3	(4.41)%		(2.40)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,217		$9,036		$25,205

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.59%	4	5.97%		4.52%	4
After fees waived and expenses absorbed	4.24%	4	5.06%		3.70%	4
Ratio of expenses to average net assets (excluding interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived and expenses absorbed	5.25%	4	3.15%		3.08%	4
After fees waived and expenses absorbed	1.90%	4	2.24%		2.25%	4

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.59)%	4	(4.11)%		(3.49)%	4
After fees waived and expenses absorbed	(3.24)%	4	(3.20)%		(2.66)%	4
Ratio of net investment loss to average net assets (excluding interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived and expenses absorbed	(4.25)%	4	(1.29)%		(2.04)%	4
After fees waived and expenses absorbed	(0.90)%	4	(0.38)%		(1.21)%	4

Portfolio turnover rate	372%	3	241%		150%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.1%
	BASIC MATERIALS – 3.9%
47	Air Products & Chemicals, Inc.	$4,087
42	Airgas, Inc.1	4,059
135	Albemarle Corp.	8,269
143	American Vanguard Corp.	4,124
89	Clearwater Paper Corp.*	4,096
317	Globe Specialty Metals, Inc.	4,140
82	Innophos Holdings, Inc.	4,208
87	International Paper Co.	4,087
337	Olin Corp.	8,145
127	Reliance Steel & Aluminum Co.	8,264
		53,479

	COMMUNICATIONS – 8.8%
391	ADTRAN, Inc.	8,211
16	Amazon.com, Inc.*	4,061
130	AMC Networks, Inc. - Class A*	8,191
109	AT&T, Inc.	4,083
278	Blucora, Inc.*	4,106
125	Blue Nile, Inc.*	4,079
195	Cisco Systems, Inc.	4,079
99	Comcast Corp. - Class A	4,089
147	Dealertrack Technologies, Inc.*	4,094
78	eBay, Inc.*	4,086
38	Equinix, Inc.*	8,136
73	Expedia, Inc.	4,076
251	Ixia*	4,134
176	Lamar Advertising Co. - Class A*	8,240
124	Liquidity Services, Inc.*	4,080
247	NIC, Inc.	4,160
74	OpenTable, Inc.*	4,099
788	Polycom, Inc.*	8,274
5	priceline.com, Inc.*	3,480
61	Scripps Networks Interactive, Inc. - Class A	4,061
83	Sourcefire, Inc.*	3,964
89	VeriSign, Inc.*	4,100
64	Viacom, Inc. - Class B	4,095
84	ViaSat, Inc.*	4,072
9	Washington Post Co. - Class B	3,990
		122,040

	CONSUMER, CYCLICAL – 14.0%
211	Brinker International, Inc.	8,208
245	Brown Shoe Co., Inc.	4,143
94	Cash America International, Inc.	4,101
91	Cintas Corp.	4,083

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
77	Coinstar, Inc.*	$4,066
49	Cracker Barrel Old Country Store, Inc.	4,054
70	CVS Caremark Corp.	4,073
86	Dollar Tree, Inc.*	4,090
243	Ezcorp, Inc. - Class A*	4,107
54	Genuine Parts Co.	4,122
75	Hibbett Sports, Inc.*	4,114
295	Hot Topic, Inc.	4,115
155	HSN, Inc.	8,150
217	Interval Leisure Group, Inc.	4,136
114	Jack in the Box, Inc.*	4,087
87	Kohl's Corp.	4,094
228	La-Z-Boy, Inc.	4,118
107	Lowe's Cos., Inc.	4,111
95	Marriott International, Inc. - Class A	4,091
123	Men's Wearhouse, Inc.	4,121
74	Mohawk Industries, Inc.*	8,205
104	MSC Industrial Direct Co. - Class A	8,195
168	Multimedia Games Holding Co., Inc.*	4,143
46	Panera Bread Co. - Class A*	8,153
95	Polaris Industries, Inc.	8,188
289	SkyWest, Inc.	4,136
328	Sonic Corp.*	4,110
151	Stage Stores, Inc.	4,181
313	Staples, Inc.	4,144
91	Toro Co.	4,096
77	Tractor Supply Co.	8,252
145	Under Armour, Inc. - Class A*	8,277
44	UniFirst Corp.	4,006
126	United Stationers, Inc.	4,091
83	Vitamin Shoppe, Inc.*	4,079
52	Wal-Mart Stores, Inc.	4,041
324	WMS Industries, Inc.*	8,223
68	Wyndham Worldwide Corp.	4,085
		192,789

	CONSUMER, NON-CYCLICAL – 22.2%
112	Air Methods Corp.	4,098
36	Allergan, Inc.	4,088
412	Amedisys, Inc.*	4,136
222	American Greetings Corp. - Class A	4,094
123	American Public Education, Inc.*	4,124
123	Amsurg Corp.*	4,128
88	Arbitron, Inc.	4,109

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
43	Becton, Dickinson and Co.	$4,055
68	Bio-Rad Laboratories, Inc. - Class A*	8,143
248	Blyth, Inc.	4,087
103	Bristol-Myers Squibb Co.	4,091
58	Brown-Forman Corp. - Class B	4,089
41	C.R. Bard, Inc.	4,074
88	Campbell Soup Co.	4,084
89	Centene Corp.*1	4,112
189	Charles River Laboratories International, Inc.*	8,220
47	Clorox Co.	4,054
97	Coca-Cola Co.	4,106
112	Coca-Cola Enterprises, Inc.	4,103
34	Colgate-Palmolive Co.	4,060
131	CONMED Corp.	4,104
110	Covance, Inc.*	8,202
64	Covidien PLC	4,086
94	Cyberonics, Inc.*	4,081
216	Deluxe Corp.	8,238
74	Eli Lilly & Co.	4,098
81	Gilead Sciences, Inc.*	4,102
147	H&R Block, Inc.	4,078
56	H.J. Heinz Co.	4,055
197	Harris Teeter Supermarkets, Inc.	8,233
183	Healthcare Services Group, Inc.	4,079
125	Heartland Payment Systems, Inc.	4,111
91	Henry Schein, Inc.*	8,226
99	Hormel Foods Corp.	4,086
56	Humana, Inc.	4,150
68	ICU Medical, Inc.*	4,097
93	IDEXX Laboratories, Inc.*	8,180
114	Ingredion, Inc.	8,209
8	Intuitive Surgical, Inc.*	3,938
39	JM Smucker Co.	4,026
63	Kellogg Co.	4,097
39	Kimberly-Clark Corp.	4,024
44	Laboratory Corp. of America Holdings*	4,108
80	Magellan Health Services, Inc.*	4,093
51	MAXIMUS, Inc.	4,064
57	McCormick & Co., Inc.	4,101
50	Mead Johnson Nutrition Co.	4,054
88	Medtronic, Inc.	4,108
123	Molina Healthcare, Inc.*	4,084
34	Perrigo Co.	4,060
140	Pfizer, Inc.	4,070

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
322	PharMerica Corp.*	$4,151
53	Procter & Gamble Co.	4,069
73	Quest Diagnostics, Inc.	4,112
181	Safeway, Inc.	4,076
289	SEI Investments Co.	8,283
174	Strayer Education, Inc.	8,241
63	Stryker Corp.	4,132
343	Symmetry Medical, Inc.*	4,089
175	Total System Services, Inc.	4,133
64	TreeHouse Foods, Inc.*	4,077
101	Tupperware Brands Corp.	8,110
64	West Pharmaceutical Services, Inc.	4,087
277	Western Union Co.	4,102
		306,959

	ENERGY – 5.1%
208	C&J Energy Services, Inc.*	4,116
170	Carrizo Oil & Gas, Inc.*	4,117
48	Geospace Technologies Corp.*	4,050
70	Helmerich & Payne, Inc.	4,103
637	Northern Oil and Gas, Inc.*	8,211
95	PDC Energy, Inc.*	4,113
183	Plains Exploration & Production Co.*	8,272
142	QEP Resources, Inc.	4,077
56	Range Resources Corp.	4,117
191	Rosetta Resources, Inc.*	8,196
274	SunCoke Energy, Inc.*	4,146
319	Swift Energy Co.*	4,128
195	Unit Corp.*	8,196
		69,842

	FINANCIAL – 2.7%
144	Encore Capital Group, Inc.*	4,103
109	Geo Group, Inc. - REIT	4,082
59	Mid-America Apartment Communities, Inc. - REIT	4,055
33	Portfolio Recovery Associates, Inc.*	4,051
51	PS Business Parks, Inc. - REIT	4,070
139	Rayonier, Inc. - REIT	8,259
56	T. Rowe Price Group, Inc.	4,060
110	Tanger Factory Outlet Centers - REIT	4,083
		36,763

	INDUSTRIAL – 19.9%
39	3M Co.	4,084
284	AECOM Technology Corp.*	8,256

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
194	Aegion Corp.*	$4,086
99	Agilent Technologies, Inc.1	4,103
162	Apogee Enterprises, Inc.	4,128
97	Applied Industrial Technologies, Inc.	4,098
109	Atlas Air Worldwide Holdings, Inc.*	4,077
97	AZZ, Inc.	4,102
93	Ball Corp.	4,103
148	Barnes Group, Inc.	4,110
105	Bemis Co., Inc.	4,132
182	Briggs & Stratton Corp.	4,093
65	Bristow Group, Inc.	4,108
127	Carlisle Cos., Inc.	8,239
104	Cognex Corp.	4,129
67	Danaher Corp.	4,083
59	Dover Corp.	4,070
85	Energizer Holdings, Inc.	8,210
83	EnPro Industries, Inc.*	4,090
114	Expeditors International of Washington, Inc.	4,096
108	FARO Technologies, Inc.*	4,189
43	FedEx Corp.1	4,042
169	FLIR Systems, Inc.	4,108
26	Flowserve Corp.	4,111
128	Franklin Electric Co., Inc.	4,143
380	Harsco Corp.	8,295
84	Haynes International, Inc.	4,083
55	Honeywell International, Inc.	4,045
113	Hub Group, Inc. - Class A*	4,141
266	II-VI, Inc.*	4,115
172	Kaydon Corp.	4,100
263	Knight Transportation, Inc.	4,108
93	Koppers Holdings, Inc.	4,084
50	L-3 Communications Holdings, Inc.	4,063
128	Leggett & Platt, Inc.	4,127
53	Lindsay Corp.	4,071
39	Mettler-Toledo International, Inc.*	8,149
172	Mine Safety Appliances Co.	8,256
150	Molex, Inc.	4,136
135	Movado Group, Inc.	4,082
79	Mueller Industries, Inc.	4,091
303	National Instruments Corp.	8,281
46	Parker Hannifin Corp.	4,074
48	Rockwell Automation, Inc.1	4,069
34	Roper Industries, Inc.	4,068
71	Ryder System, Inc.	4,123

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
172	Silgan Holdings, Inc.	$8,234
237	Sonoco Products Co.	8,304
38	Stericycle, Inc.*	4,116
157	Tetra Tech, Inc.*	4,128
157	Timken Co.	8,254
45	United Technologies Corp.	4,108
88	Watts Water Technologies, Inc. - Class A	4,141
359	Werner Enterprises, Inc.	8,243
229	Woodward, Inc.	8,242
		275,321

	TECHNOLOGY – 11.0%
91	Adobe Systems, Inc.*	4,102
128	Altera Corp.	4,097
93	Analog Devices, Inc.	4,091
189	ATMI, Inc.*	4,111
141	Blackbaud, Inc.	4,133
66	Citrix Systems, Inc.*1	4,103
63	Cognizant Technology Solutions Corp. - Class A*	4,082
78	Computer Programs & Systems, Inc.	4,092
820	Cypress Semiconductor Corp.	8,274
183	EMC Corp.*	4,105
640	Fairchild Semiconductor International, Inc.*1	8,256
200	Hewlett-Packard Co.	4,120
20	International Business Machines Corp.	4,051
68	Intuit, Inc.	4,056
75	KLA-Tencor Corp.1	4,069
113	Linear Technology Corp.	4,124
324	LivePerson, Inc.*	4,154
58	Manhattan Associates, Inc.*	4,072
46	MicroStrategy, Inc. - Class A*	4,149
177	Monotype Imaging Holdings, Inc.	4,105
118	NetApp, Inc.*1	4,117
125	Oracle Corp.	4,097
100	Power Integrations, Inc.	4,141
66	QUALCOMM, Inc.	4,067
230	Quality Systems, Inc.	4,110
85	Red Hat, Inc.*	4,074
100	Salesforce.com, Inc.*	4,111
79	SanDisk Corp.*	4,143
257	Semtech Corp.*	8,242
207	Silicon Laboratories, Inc.*	8,220
119	SYNNEX Corp.*	4,117
81	Teradata Corp.*	4,137

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
137	Ultratech, Inc.*1	$4,037
		151,959

	UTILITIES – 1.5%
74	American States Water Co.	4,105
261	Aqua America, Inc.	8,282
56	DTE Energy Co.	4,081
120	Piedmont Natural Gas Co., Inc.	4,132
		20,600

	TOTAL COMMON STOCKS (Cost $1,233,194)	1,229,752

	SHORT-TERM INVESTMENTS – 12.7%
175,105	Fidelity Institutional Money Market Fund, 0.11%2	175,105

	TOTAL SHORT-TERM INVESTMENTS (Cost $175,105)	175,105

	TOTAL INVESTMENTS – 101.8% (Cost $1,408,299)	1,404,857
	Liabilities in Excess of Other Assets – (1.8)%	(24,956)

	TOTAL NET ASSETS – 100.0%	$1,379,901

	SECURITIES SOLD SHORT – (59.8)%
	EXCHANGE-TRADED FUNDS – (59.8)%
(2,922)	iShares Russell 2000 Index Fund	(275,077)
(1,720)	SPDR S&P 500 ETF Trust	(274,649)
(1,305)	SPDR S&P MidCap 400 ETF Trust	(275,316)

	TOTAL SECURITIES SOLD SHORT (Proceeds $789,904)	$(825,042)

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Cash of $789,134 and all or a portion of each long security is segregated as collateral for securities sold short. The aggregate value of segregated securities is $44,967.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	22.2%
Industrial	19.9%
Consumer, Cyclical	14.0%
Technology	11.0%
Communications	8.8%
Energy	5.1%
Basic Materials	3.9%
Financial	2.7%
Utilities	1.5%
Total Common Stocks	89.1%
Short-Term Investments	12.7%
Total Investments	101.8%
Liabilities in Excess of Other Assets	(1.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $1,408,299)	$1,404,857
Cash	9,294
Cash deposited with brokers for securities sold short and futures contracts	804,225
Receivables:
Investment securities sold	1,522,489
Dividends and interest	1,349
Advisor	15,980
Prepaid expenses	20,871
Total assets	3,779,065

Liabilities:
Securities sold short, at value (proceeds $789,904)	825,042
Payables:
Investment securities purchased	1,513,271
Variation margin	2,666
Shareholder Servicing fees (Note 8)	1,574
Distribution fees - Class A (Note 7)	17
Transfer agent fees and expenses	16,618
Fund accounting fees	11,818
Administration fees	6,076
Custody fees	2,449
Trustees' fees and expenses	2,135
Chief Compliance Officer fees	267
Accrued other expenses	17,231
Total liabilities	2,399,164

Net Assets	$1,379,901

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,353,232
Accumulated net investment loss	(13,290)
Accumulated net realized gain on investments, foreign currency transactions,
futures contracts and securities sold short	81,227
Net unrealized depreciation on:
Investments	(3,442)
Futures contracts	(2,688)
Securities sold short	(35,138)
Net Assets	$1,379,901

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$15,465
Shares of beneficial interest issued and outstanding	1,736
Redemption price*	8.91
Maximum sales charge (5.75% of offering price)**	0.54
Maximum offering price to public	$9.45

Class I Shares:
Net assets applicable to shares outstanding	$1,364,436
Shares of beneficial interest issued and outstanding	152,409
Redemption price	$8.95

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $377)	$7,192
Interest	79
Total investment income	7,271

Expenses:
Fund accounting fees	20,373
Administration fees	19,776
Transfer agent fees and expenses	18,884
Registration fees	17,332
Custody fees	9,149
Auditing fees	8,147
Advisory fees	7,411
Dividends on securities sold short	6,691
Legal fees	4,121
Shareholder reporting fees	3,986
Trustees' fees and expenses	3,212
Interest expense	2,585
Chief Compliance Officer fees	2,366
Miscellaneous	1,716
Offering costs	1,299
Shareholder Servicing fees (Note 8)	889
Insurance fees	450
Distribution fees - Class A (Note 7)	20

Total expenses	128,407
Advisory fees waived	(7,411)
Other expenses absorbed	(100,435)
Net expenses	20,561
Net investment loss	(13,290)

Realized and Unrealized Gain on Investments, Foreign Currency, Futures Contracts and
Securities Sold Short:
Net realized gain (loss) on:
Investments	136,603
Foreign currency transactions	(119)
Futures contracts	19,631
Securities sold short	(80,498)
Net realized gain	75,617
Net change in unrealized appreciation/depreciation on:
Investments	1,682
Foreign currency translations	60
Futures contracts	2,919
Securities sold short	(16,021)
Net change in unrealized appreciation/depreciation	(11,360)
Net increase from payment by affiliates (Note 3)	986
Net realized and unrealized gain on investments, foreign currency,
futures contracts and securities sold short	65,243

Net Increase in Net Assets from Operations	$51,953

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2013 (Unaudited)	For the Period December 20, 2011* to October 31, 2012
Increase in Net Assets from:
Operations:
Net investment loss	$(13,290)	$(36,160)
Net realized gain on investments, foreign currency transactions,
futures contracts and securities sold short	75,617	194,219
Net change in unrealized appreciation/depreciation on investments,
foreign currency translations, futures contracts and securities sold short	(11,360)	(29,908)
Net increase from payment by affiliates (Note 3)	986	-
Net increase in net assets resulting from operations	51,953	128,151

Distributions to Shareholders:
From net realized gain:
Class A	(2,383)	-
Class I	(155,679)	-
Total distributions	(158,062)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	19	30,074
Class I	498,404	4,502,628
Reinvestment of distributions:
Class A	2,383	-
Class I	155,679	-
Cost of shares redeemed:
Class A	(5,141)	(10,390)
Class I1	(7,660)	(3,808,137)
Net increase in net assets from capital transactions	643,684	714,175

Total increase in net assets	537,575	842,326

Net Assets:
Beginning of period	842,326	-
End of period	$1,379,901	$842,326

Accumulated net investment income (loss)	$(13,290)	$-

Capital Share Transactions:
Shares sold:
Class A	2	2,968
Class I	54,178	447,691
Shares reinvested.:
Class A	272	-
Class I	17,711	-
Shares redeemed:
Class A	(506)	(1,000)
Class I	(796)	(366,375)
Net increase in capital share transactions	70,861	83,284

*	Commencement of operations.
1	Net of redemption fee proceeds of $0 and $172.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2013 (Unaudited)

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$51,953
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(5,080,671)
Proceeds from sale of investment securities	4,873,436
Proceeds from short sale	1,199,663
Closed short transactions	(1,054,099)
Purchase of short-term investment, net	(79,405)
Increase in deposits with brokers for securities sold short and futures contracts	(184,827)
Increase in receivables for securities sold	(720,487)
Decrease in dividends and interest receivables	2,020
Increase in other assets	(2,370)
Increase in payables for securities purchased	685,063
Decrease in variation margin	(2,922)
Increase in accrued expenses	4,919
Net realized gain on investments	(56,105)
Net change in unrealized appreciation/depreciation on securities	14,339
Net cash used for operating activities	(349,493)
Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	498,423
Redemption of shares, net of redemption fees	(144,219)
Dividends paid to shareholders, net of reinvestments	-
Net cash provided by financing activities	354,204

Net Increase in Cash	4,711

Cash:
Beginning balance	4,583
Ending balance	$9,294

Non cash financing activities not included herein consist of $158,062 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Period December 20, 2011* to October 31, 2012
Net asset value, beginning of period	$10.08		$10.00
Income from Investment Operations:
Net investment loss1	(0.11)		(0.12)
Net realized and unrealized gain on investments	0.57		0.20
Total from investment operations	0.46		0.08

Less Distributions:
From net realized gain	(1.63)		-

Net asset value, end of period	$8.91		$10.08

Total return2	4.82%	3	0.80%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15		$20

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.87%	4	7.92%	4
After fees waived and expenses absorbed	3.71%	4	2.56%	4
Ratio of expenses to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	20.31%	4	7.51%	4
After fees waived and expenses absorbed	2.15%	4	2.15%	4

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(20.64)%	4	(6.67)%	4
After fees waived and expenses absorbed	(2.48)%	4	(1.31)%	4
Ratio of net investment loss to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(19.08)%	4	(6.26)%	4
After fees waived and expenses absorbed	(0.92)%	4	(0.90)%	4

Portfolio turnover rate	831%	3	586%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Period December 20, 2011* to October 31, 2012
Net asset value, beginning of period	$10.11		$10.00
Income from Investment Operations:
Net investment loss1	(0.10)		(0.09)
Net realized and unrealized gain on investments	0.57		0.20
Total from investment operations	0.47		0.11

Less Distributions:
From net realized gain	(1.63)		-

Redemption fee proceeds	-		-	2

Net asset value, end of period	$8.95		$10.11

Total return	4.92%	3	1.10%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,364		$822

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.62%	4	7.67%	4
After fees waived and expenses absorbed	3.46%	4	2.31%	4
Ratio of expenses to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	20.06%	4	7.26%	4
After fees waived and expenses absorbed	1.90%	4	1.90%	4

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(20.39)%	4	(6.42)%	4
After fees waived and expenses absorbed	(2.23)%	4	(1.06)%	4
Ratio of net investment loss to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(18.83)%	4	(6.01)%	4
After fees waived and expenses absorbed	(0.67)%	4	(0.65)%	4

Portfolio turnover rate	831%	3	586%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number
of Shares		Value

	EXCHANGE-TRADED FUNDS – 53.3%
104,797	iShares Barclays 0-5 Year TIPS Bond Fund1	$10,774,180
200,633	iShares Barclays 1-3 Year Credit Bond Fund	21,184,839
354,940	iShares Barclays 1-3 Year Treasury Bond Fund	29,995,979
109,781	iShares Barclays MBS Bond Fund	11,891,478
92,000	PIMCO 1-5 Year U.S. TIPS Index Fund	4,964,320
340,720	PIMCO Enhanced Short Maturity Fund	34,617,152

	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,287,258)	113,427,948

	SHORT-TERM INVESTMENTS – 46.1%
98,249,300	Fidelity Institutional Money Market Fund, 0.11%2	98,249,300

	TOTAL SHORT-TERM INVESTMENTS (Cost $98,249,300)	98,249,300

	TOTAL INVESTMENTS – 99.4% (Cost $211,536,558)	211,677,248
	Other Assets in Excess of Liabilities – 0.6%	1,247,331

	TOTAL NET ASSETS – 100.0%	$212,924,579

MBS – Mortgage Backed Securities
TIPS – Treasury Inflation-Protected Securities

1	Cash of $562,331 and all or a portion of this security is segregated as collateral for futures contracts. The aggregate value of segregated securities is $5,845,879.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type	Percent of Total Net Assets
Exchange-Traded Funds	53.3%
Short-Term Investments	46.1%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $211,536,558)	$211,677,248
Cash	19,970
Cash deposited with brokers for futures contracts	562,331
Receivables:
Fund shares sold	1,045,443
Dividends and interest	28,171
Prepaid expenses	65,268
Total assets	213,398,431

Liabilities:
Payables:
Fund shares redeemed	124,436
Advisory fees	245,514
Shareholder Servicing fees (Note 8)	26,251
Distribution fees - Class A (Note 7)	17,544
Administration fees	29,956
Fund accounting fees	8,430
Transfer agent fees and expenses	5,505
Custody fees	3,159
Trustees' fees and expenses	1,427
Chief Compliance Officer fees	251
Accrued other expenses	11,379
Total liabilities	473,852

Net Assets	$212,924,579

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$203,922,537
Accumulated net investment loss	(1,140,105)
Accumulated net realized gain on investments and futures contracts	10,001,457
Net unrealized appreciation on:
Investments	140,690
Net Assets	$212,924,579

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$93,034,344
Shares of beneficial interest issued and outstanding	8,361,143
Redemption price*	11.13
Maximum sales charge (5.75% of offering price)**	0.68
Maximum offering price to public	$11.81

Class I Shares:
Net assets applicable to shares outstanding	$119,890,235
Shares of beneficial interest issued and outstanding	10,740,593
Redemption price	$11.16

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividends	$325,098
Interest	41,861
Total investment income	366,959

Expenses:
Advisory fees	1,114,132
Administration fees	83,759
Distribution fees - Class A (Note 7)	74,341
Shareholder Servicing fees (Note 8)	54,860
Transfer agent fees and expenses	27,783
Registration fees	22,332
Fund accounting fees	22,190
Shareholder reporting fees	11,986
Miscellaneous	9,880
Auditing fees	8,147
Legal fees	8,121
Custody fees	6,688
Interest expense	4,829
Offering costs	4,693
Trustees' fees and expenses	3,212
Chief Compliance Officer fees	2,366
Insurance fees	450

Total expenses	1,459,769
Advisory fees recovered	47,295
Net expenses	1,507,064
Net investment loss	(1,140,105)

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on futures contracts	8,880,226
Net change in unrealized appreciation/depreciation on:
Investments	(20,644)
Futures contracts	1,121,091
Net change in unrealized appreciation/depreciation	1,100,447
Net realized and unrealized gain on investments and futures contracts	9,980,673

Net Increase in Net Assets from Operations	$8,840,568

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2013 (Unaudited)	For the Period December 20, 2011* to October 31, 2012
Increase in Net Assets from:
Operations:
Net investment loss	$(1,140,105)	$(623,652)
Net realized gain on investments and futures contracts	8,880,226	1,315,870
Net change in unrealized appreciation/depreciation on investments and
futures contracts	1,100,447	(959,757)
Net increase (decrease) in net assets resulting from operations	8,840,568	(267,539)

Distributions to Shareholders:
From net realized gain:
Class A	(40,608)	-
Class I	(77,264)	-
Total distributions	(117,872)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	61,570,995	33,940,689
Class I	64,988,088	76,214,045
Reinvestment of distributions:
Class A	36,323	-
Class I	58,826	-
Cost of shares redeemed:
Class A1	(4,657,293)	(873,409)
Class I2	(12,551,390)	(14,257,452)
Net increase in net assets from capital transactions	109,445,549	95,023,873

Total increase in net assets	118,168,245	94,756,334

Net Assets:
Beginning of period	94,756,334	-
End of period	$212,924,579	$94,756,334

Accumulated net investment income (loss)	$(1,140,105)	$-

Capital Share Transactions:
Shares sold:
Class A	5,641,786	3,228,019
Class I	5,959,081	7,273,008
Shares reinvested:
Class A	3,317	-
Class I	5,363	-
Shares redeemed:
Class A	(429,400)	(82,579)
Class I	(1,155,725)	(1,341,134)
Net increase in capital share transactions	10,024,422	9,077,314

*	Commencement of operations.
1	Net of redemption fee proceeds of $9,687.
2	Net of redemption fee proceeds of $14,693.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Period December 20, 2011* to October 31, 2012
Net asset value, beginning of period	$10.43		$10.00
Income from Investment Operations:
Net investment loss1	(0.09)		(0.18)
Net realized and unrealized gain on investments	0.80		0.61
Total from investment operations	0.71		0.43

Less Distributions:
From net realized gain	(0.01)		-

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$11.13		$10.43

Total return3	6.82%	4	4.30%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$93,034		$32,795

Ratio of expenses to average net assets:
Before fees waived/recovered	2.12%	5	2.53%	5
After fees waived/recovered	2.18%	5	2.40%	5
Ratio of expenses to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived/recovered	2.11%	5	2.53%	5
After fees waived/recovered	2.17%	5	2.40%	5

Ratio of net investment loss to average net assets:
Before fees waived/recovered	(1.62)%	5	(2.08)%	5
After fees waived/recovered	(1.68)%	5	(1.95)%	5
Ratio of net investment loss to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived/recovered	(1.61)%	5	(2.08)%	5
After fees waived/recovered	(1.67)%	5	(1.95)%	5

Portfolio turnover rate	0%	4	2%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Period December 20, 2011* to October 31, 2012
Net asset value, beginning of period	$10.45		$10.00
Income from Investment Operations:
Net investment loss1	(0.08)		(0.15)
Net realized and unrealized gain on investments	0.80		0.60
Total from investment operations	0.72		0.45

Less Distributions:
From net realized gain	(0.01)		-

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$11.16		$10.45

Total return	6.91%	3	4.50%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119,890		$61,961

Ratio of expenses to average net assets:
Before fees waived/recovered	1.87%	4	2.28%	4
After fees waived/recovered	1.93%	4	2.15%	4
Ratio of expenses to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived/recovered	1.86%	4	2.28%	4
After fees waived/recovered	1.92%	4	2.15%	4

Ratio of net investment loss to average net assets:
Before fees waived/recovered	(1.37)%	4	(1.82)%	4
After fees waived/recovered	(1.43)%	4	(1.69)%	4
Ratio of net investment loss to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived/recovered	(1.36)%	4	(1.82)%	4
After fees waived/recovered	(1.42)%	4	(1.69)%	4

Portfolio turnover rate	0%	3	2%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

361 Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2013 (Unaudited)

Note 1 – Organization
361 Absolute Alpha Fund (“Absolute Alpha” or “Absolute Alpha Fund”), 361 Long/Short Equity Fund (“Long/Short Equity” or “Long/Short Equity Fund”) and 361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Absolute Alpha Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

The Long/Short Equity Fund’s primary investment objective is to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index.  As a secondary objective, the Long/Short Equity Fund also seeks to outperform the HFRX Equity Hedge Index. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Funds’ assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Absolute Alpha Fund had the following futures contracts open at April 30, 2013:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Appreciation (Depreciation)
(22)	CBOE VIX	May 2013	$318,505	$319,009	$504
(11)	MSCI EAFE Mini Index	June 2013	915,455	914,743	(712)
(16)	NASDAQ 100 E-Mini Index	June 2013	956,728	950,583	(6,145)
(10)	Russell 2000 Mini	June 2013	944,468	943,836	(632)
(19)	S&P 500 E-Mini Index	June 2013	1,512,072	1,511,554	(518)
					$(7,503)

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

The Long/Short Equity Fund had the following futures contracts open at April 30, 2013:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Appreciation (Depreciation)
(7)	NASDAQ 100 E-Mini Index	June 2013	$400,512	$397,824	$(2,688)
					$(2,688)

(d) Short Sales
The Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Long/Short Equity and Managed Futures Strategy Funds incurred offering costs of approximately $14,369 and $34,998, respectively, which were amortized over a one-year period from December 20, 2011 (commencement of operations).

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms.  At April 30, 2013, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of short sales, written options contracts or futures contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At April 30, 2013, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(f) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Absolute Alpha, Long/Short Equity and Managed Futures Strategy Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.25%, 1.25% and 1.50%, respectively, of the Funds’ average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, interest, taxes, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.15% and 1.90% of the average daily net assets of the Absolute Alpha Fund’s and Long/Short Equity Fund’s Class A and Class I shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, interest, taxes, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Managed Futures Strategy Fund’s Class A and Class I shares, respectively. These agreements are effective until February 28, 2014, and may be terminated by the Trust’s Board of Trustees.

For the six months ended April 30, 2013, the Advisor waived and absorbed $134,201 and $107,846 for the Absolute Alpha and Long/Short Equity Funds, respectively. The Advisor recovered $47,295 of previously waived advisory fees for Managed Futures Strategy Funds.  The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of these amounts no later than October 31, of the years stated below:

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
2014	$149,869	$-	$-
2015	221,125	181,968	-
2016	134,201	107,846	-
Total	$505,195	$289,814	$-

The Advisor reimbursed the Long/Short Equity Fund $986 for losses from a trade error. This amount is reported on the Fund’s Statement of Operations under the caption “Net increase from payments by affiliates.” This reimbursement had no impact to the Fund’s performances.

Foreside Fund Services, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2013 for the Absolute Alpha, Long/Short Equity and Managed Futures Strategy Funds, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2013 for the Absolute Alpha Fund, Long/Short Equity and Managed Futures Strategy Funds, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2013, the cost of investments and proceeds from securities sold short on a tax basis and gross unrealized appreciation (depreciation) on investments, foreign currency translations and securities sold short for federal income tax purposes were as follows:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Cost of investments	$7,981,367	$1,408,299	$211,536,558

Gross unrealized appreciation	$1,872	$554	$218,599
Gross unrealized depreciation	(12,945)	(3,996)	(77,909)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and securities sold short	$(11,073)	$(3,442)	$140,690

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency and passive foreign investment companies ("PFICs").

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

As of October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Undistributed ordinary income	$-	$158,065	$-
Undistributed long-term capital gains	226,786	-	117,417
Tax accumulated earnings	226,786	158,065	117,417

Accumulated capital and other losses	-	-	-
Net unrealized appreciation (depreciation) on investments and securities sold short	(241,412)	(24,301)	161,929
Total accumulated earnings (deficit)	$(14,626)	$133,764	$279,346

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended October 31, 2012, the Absolute Alpha Fund utilized $261,367 of its capital loss carryovers.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds will be permitted to incurred in taxable years carryforward capital losses beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended April 30, 2013 the Absolute Alpha Fund, Long/Short Equity and Managed Futures Strategy Funds received $984, $0 and $24,299, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2013 for the Absolute Alpha, Long/Short Equity and Managed Futures Strategy Funds, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
Absolute Alpha	$24,990,216	$30,630,550
Long/Short Equity	5,080,671	4,873,436
Managed Futures Strategy	57,470,515	-

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended April 30, 2013 for the Absolute Alpha, Long/Short Equity and Managed Futures Strategy Funds, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2013 for the Absolute Alpha, Long/Short Equity and Managed Futures Strategy Funds, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2013, in valuing the Funds’ assets carried at fair value:

Absolute Alpha	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks1	$3,919,889	$-	$-	$3,919,889
Exchange-Traded Funds	387,925			387,925
Short-Term Investments	3,662,480	-	-	3,662,480
Total Assets	$7,970,294	$-	$-	$7,970,294

Liabilities
Securities Sold Short
Exchange-Traded Funds	$3,927,752	$-	$-	$3,927,752
Other Financial Instruments2
Futures Contracts	$7,503	$-	$-	$7,503
Total Liabilities	$3,935,255	$-	$-	$3,935,255

Long/Short Equity	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks1	$1,229,752	$-	$-	$1,229,752
Short-Term Investments	175,105	-	-	175,105
Total Assets	$1,404,857	$-	$-	$1,404,857

Liabilities
Securities Sold Short
Exchange-Traded Funds	$825,042	$-	$-	$825,042
Other Financial Instruments2
Futures Contracts	$2,688	$-	$-	$2,688
Total Liabilities	$827,730	$-	$-	$827,730

Managed Futures Strategy	Level 1	Level 2	Level 3*	Total
Investments
Exchange-Traded Funds	$113,427,948	$-	$-	$113,427,948
Short-Term Investments	98,249,300	-	-	98,249,300
Total Investments	$211,677,248	$-	$-	$211,677,248

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts.  Futures contracts, forward contract and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts and/or options contracts during the year ended April 30, 2013.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of April 30, 2013 by risk category are as follows:

		Asset Derivatives		Liability Derivatives
	Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Absolute Alpha	Equity contracts		$-	Variation margin	$8,013
Long/Short Equity	Equity contracts		-	Variation margin	2,666
Managed Futures Strategy	Equity contracts		-	Variation margin	-

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 for the Absolute Alpha, Long/Short Equity and Managed Futures Strategy Fund, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options	Total
Absolute Alpha	Equity contracts	$(86,660)	$-	$(86,660)
Long/Short Equity	Equity contracts	19,631	-	19,631
Managed Futures Strategy	Equity contracts	8,880,226	-	8,880,226

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Total
Absolute Alpha	Equity contracts	$27,915	$27,915
Long/Short Equity	Equity contracts	2,919	2,919
Managed Futures Strategy	Equity contracts	-	-

Note 12 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

On July 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) will replace Foreside as the Distributor to the Funds. IMST Distributors is not affiliated with the Trust or any of its service providers.

361 Funds
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/12 to 4/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Absolute Alpha		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/12	4/30/13	11/1/12 – 4/30/13
Class A	Actual Performance	$1,000.00	$963.70	$21.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,002.72	22.31
Class I	Actual Performance	1,000.00	965.20	20.66
	Hypothetical (5% annual return before expenses)	1,000.00	1,003.98	21.07

*
Expenses are equal to the Fund’s annualized expense ratio of 4.81% and 4.56% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLE - Continued
For the Six Months Ended April 30, 2013 (Unaudited)

Long/Short Equity		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/12	4/30/13	11/1/12 – 4/30/13
Class A	Actual Performance	$1,000.00	$1,048.20	$18.80
	Hypothetical (5% annual return before expenses)	1,000.00	1,006.64	18.42
Class I	Actual Performance	1,000.00	1,049.20	17.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,007.85	17.22

*
Expenses are equal to the Fund’s annualized expense ratio of 3.71% and 3.46% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Managed Futures Strategy		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/12	4/30/13	11/1/12 – 4/30/13
Class A	Actual Performance	$1,000.00	$1,068.20	$11.14
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.23	10.85
Class I	Actual Performance	1,000.00	1,069.10	9.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.43	9.64

*
Expenses are equal to the Fund’s annualized expense ratio of 2.18% and 1.93% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived expenses. Assumes all dividends and distributions were reinvested.

Investment Advisor
361 Capital, LLC
4600 South Syracuse Street, Suite 500
Denver, Colorado 80237

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.Foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Absolute Alpha Fund – Class A Shares	AAFAX	461 418 527
361 Absolute Alpha Fund – Class I Shares	AAFIX	461 418 519
361 Long/Short Equity Fund – Class A Shares	ALSQX	461 418 329
361 Long/Short Equity Fund – Class I Shares	ALSZX	461 418 311
361 Managed Futures Fund – Class A Shares	AMFQX	461 418 345
361 Managed Futures Fund – Class I Shares	AMFZX	461 418 337

Privacy Principles of the 361 Funds for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 736-1227 (888-7361CAP), on the Fund’s website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 736-1227 (888-7361CAP), on the Fund’s website at www.361funds.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 736-1227 (888-7361CAP).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

361 Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/9/2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/9/2013